Acquisitions - Unaudited Pro Forma Combined Consolidated Statements of Operations (Detail) - Bit-isle - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 3,244,349	$ 2,614,127
Net income from continuing operations	$ 141,496	$ (251,067)
Basic EPS	$ 2.10	$ (4.80)
Diluted EPS	$ 2.08	$ (4.80)